OTHER INTANGIBLE ASSETS - Schedule of Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	£ 4,112
At 31 December	4,144	£ 4,112
Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	10,261	9,332
Additions	986	984
Disposals and write-offs	(460)	(55)
At 31 December	10,787	10,261
Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	6,149	5,551
Charge for the year (note 9)	954	653
Disposals and write-offs	(460)	(55)
At 31 December	6,643	6,149
Brands | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	380
At 31 December	380	380
Brands | Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	584	584
Additions	0	0
Disposals and write-offs	0	0
At 31 December	584	584
Brands | Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	204	204
Charge for the year (note 9)	0	0
Disposals and write-offs	0	0
At 31 December	204	204
Core deposit intangible | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	0	0
Core deposit intangible | Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Additions	0	0
Disposals and write-offs	0	0
At 31 December	2,770	2,770
Core deposit intangible | Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Charge for the year (note 9)	0	0
Disposals and write-offs	0	0
At 31 December	2,770	2,770
Purchased credit card relationships | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	451
At 31 December	381	451
Purchased credit card relationships | Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	1,002	1,002
Additions	0	0
Disposals and write-offs	0	0
At 31 December	1,002	1,002
Purchased credit card relationships | Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	551	481
Charge for the year (note 9)	70	70
Disposals and write-offs	0	0
At 31 December	621	551
Customer- related intangibles | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	0	0
Customer- related intangibles | Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	50	50
Additions	0	0
Disposals and write-offs	0	0
At 31 December	50	50
Customer- related intangibles | Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	50	50
Charge for the year (note 9)	0	0
Disposals and write-offs	0	0
At 31 December	50	50
Capitalised software enhancements | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	3,281
At 31 December	3,383	3,281
Capitalised software enhancements | The Bank
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,960
At 31 December	3,096	2,960
Capitalised software enhancements | Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	5,855	4,926
Additions	986	984
Disposals and write-offs	(460)	(55)
At 31 December	6,381	5,855
Capitalised software enhancements | Cost | The Bank
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	5,131	4,280
Additions	886	857
Disposals and write-offs	(321)	(6)
At 31 December	5,696	5,131
Capitalised software enhancements | Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,574	2,046
Charge for the year (note 9)	884	583
Disposals and write-offs	(460)	(55)
At 31 December	2,998	2,574
Capitalised software enhancements | Accumulated amortisation | The Bank
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,171	1,662
Charge for the year (note 9)	750	515
Disposals and write-offs	(321)	(6)
At 31 December	£ 2,600	£ 2,171